Marketable securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities [Line Items]
Proceeds from sales	$ 13,678	$ 7,152	$ 18,246
Purchase of securities	68,275	1,085	3,567
Gross gains	963	0	6
Gross Losses	(416)	0	0
Credit Agricole securities [Member]
Marketable Securities [Line Items]
Proceeds from sales	13,678	7,152	15,030
Purchase of securities	27,752	1,085	3,573
Gross gains	243	0	3
Gross Losses	0	0	0
Morgan Stanley securities [Member]
Marketable Securities [Line Items]
Proceeds from sales	0	0
Purchase of securities	40,523	0
Gross gains	720
Gross Losses	(416)	0	0
HSBC securities [Member]
Marketable Securities [Line Items]
Proceeds from sales	0	0	3,216
Purchase of securities	0	0	0
Gross gains	0	0	3
Gross Losses	$ 0	$ 0	$ 0